United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended,
Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  		Norman Fields, Gottscho Capital Management, LLC
Address: 		31 West 52nd Street 17th   Floor
                 	New York, NY 10019

13F File Number: 028-11600

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	Rozanne Collura
Title:      Senior Vice President
Phone: 	212-830-8917

Signature, Place, and Date of Signing:

Rozanne Collura
Date: January 8, 2009

Report Type (Check only one):
[   X  ]         13F HOLDINGS REPORTS
[        ]         13F NOTICE
[        ]         13F COMBINATION REPORT
List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:     60

Form 13F Information Table Value Total:     61030      (times 1,000)
List of Other Included Managers:
No. 13F File Number   Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COM              00130h105      573    69515 SH       SOLE                                      69515
Abbott Laboratories            COM              002824100      814    15254 SH       SOLE                                      15254
Alcon Inc                      COM              h01301102     4379    49097 SH       SOLE                                      49097
Anglo American ADR             COM              03485p102     1700   146311 SH       SOLE                                     146311
Annaly Capital Mmgt Inc        COM              035710409      546    34405 SH       SOLE                                      34405
Associates First Capital       COM              046008207        0    27000 SH       SOLE                                      27000
Berkshire Hathaway B           COM              084670207     4895     1523 SH       SOLE                                       1523
Brown Forman Corp Cl B         COM              115637209     1363    26465 SH       SOLE                                      26465
Burlington Northern            COM              12189t104     3976    52511 SH       SOLE                                      52511
Calpine Corp                   COM              131347304      856   117528 SH       SOLE                                     117528
Carnival Corp Common           COM              143658300      595    24472 SH       SOLE                                      24472
Centerline Holding Company     COM              15188t108        2    11500 SH       SOLE                                      11500
Charles River Lab Int'l        COM              159864107     1782    68010 SH       SOLE                                      68010
Chevron Corporation            COM              166764100      208     2817 SH       SOLE                                       2817
Children's Place               COM              168905107      965    44521 SH       SOLE                                      44521
Conocophillips                 COM              20825c104     2580    49804 SH       SOLE                                      49804
Costco Wholesale Corp          COM              22160k105     4628    88145 SH       SOLE                                      88145
Devon Energy Corporation       COM              25179m103      224     3406 SH       SOLE                                       3406
Encana Corp                    COM              292505104     1071    23034 SH       SOLE                                      23034
Enterprise Prod Ptnr LP        COM              293792107      764    36875 SH       SOLE                                      36875
Exxon Mobil Corp               COM              30231g102      782     9801 SH       SOLE                                       9801
FMC Corp New                   COM              302491303     2232    49905 SH       SOLE                                      49905
Firstenergy Corp               COM              337932107      395     8131 SH       SOLE                                       8131
Five Star Quality Care         COM              33832d106       36    23433 SH       SOLE                                      23433
Ford Motor Co Del Par $0.01    COM              345370860       23    10000 SH       SOLE                                      10000
Gafisa SA Sponsored ADR        COM              362607301      602    64961 SH       SOLE                                      64961
General Electric Co            COM              369604103      367    22681 SH       SOLE                                      22681
Hartmarx Corp                  COM              417119104       22    71800 SH       SOLE                                      71800
Huntsman Corp                  COM              447011107      578   167935 SH       SOLE                                     167935
ICF Intl Inc                   COM              44925c103     2232    90850 SH       SOLE                                      90850
IPG Photonics Corp             COM              44980x109      521    39519 SH       SOLE                                      39519
ITT Corp                       COM              450912100      221     4800 SH       SOLE                                       4800
Javelin Pharmaceuticals        COM              471894105       59    47209 SH       SOLE                                      47209
John Wiley & Sons Cl A         COM              968223206      823    23140 SH       SOLE                                      23140
Johnson & Johnson              COM              478160104      614    10256 SH       SOLE                                      10256
Kirby Exploration Co Inc       COM              497266106      274    10000 SH       SOLE                                      10000
Leucadia National Corp         COM              527288104     1304    65846 SH       SOLE                                      65846
Lockheed Martin Corp           COM              539830109      562     6688 SH       SOLE                                       6688
Monsanto Co New                COM              61166w101      748    10637 SH       SOLE                                      10637
Mosaic Co                      COM              61945a107     3293    95178 SH       SOLE                                      95178
Novo Nordisk ADR               COM              670100205     1435    27915 SH       SOLE                                      27915
Penn Va Resource Partners      COM              707884102      171    15000 SH       SOLE                                      15000
Penn Virginia GP               COM              70788p105      168    16965 SH       SOLE                                      16965
Perkinelmer Inc                COM              714046109      939    67479 SH       SOLE                                      67479
Princeton Review Inc           COM              742352107      620   125691 SH       SOLE                                     125691
Procter & Gamble Co            COM              742718109      211     3420 SH       SOLE                                       3420
Rait Financial Trust           COM              749227104       27    10500 SH       SOLE                                      10500
Raytheon Co                    COM              755111507     1893    37079 SH       SOLE                                      37079
Resource Cap Corp              COM              76120w302       41    10700 SH       SOLE                                      10700
Royal Dutch Shell Plc ADR      COM              780259206      502     9481 SH       SOLE                                       9481
Sandridge Energy Inc           COM              80007p307      832   135250 SH       SOLE                                     135250
Seaboard Corp                  COM              811543107     1276     1069 SH       SOLE                                       1069
Starbucks Corp                 COM              855244109      146    15432 SH       SOLE                                      15432
TJX Companies Inc              COM              872540109      395    19200 SH       SOLE                                      19200
Teppco Partners LP             COM              872384102      331    16900 SH       SOLE                                      16900
Terex Corp                     COM              880779103      579    33430 SH       SOLE                                      33430
Trinity Industries Inc         COM              896522109      858    54457 SH       SOLE                                      54457
Ultra Petroleum Corp           COM              903914109     2435    70565 SH       SOLE                                      70565
Van Kampen Tr NY M             COM              920931102      126    14336 SH       SOLE                                      14336
Wyeth Com                      COM              983024100      438    11664 SH       SOLE                                      11664